Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 07, 2018
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Mar. 07, 2018
Document Effective Date	Mar. 07, 2018
Prospectus Date	Mar. 07, 2018
Aberdeen Dynamic Dividend Fund | Class A
Prospectus:
Trading Symbol	ADAVX
Aberdeen Dynamic Dividend Fund | Institutional Class
Prospectus:
Trading Symbol	ADVDX
Aberdeen Global Infrastructure Fund | Class A
Prospectus:
Trading Symbol	AIAFX
Aberdeen Global Infrastructure Fund | Institutional Class
Prospectus:
Trading Symbol	AIFRX
Aberdeen High Yield Managed Duration Municipal Fund | Class A
Prospectus:
Trading Symbol	AAHMX
Aberdeen High Yield Managed Duration Municipal Fund | Institutional Class
Prospectus:
Trading Symbol	AHYMX
Aberdeen International Real Estate Equity Fund | Class A
Prospectus:
Trading Symbol	EGALX
Aberdeen International Real Estate Equity Fund | Institutional Class
Prospectus:
Trading Symbol	EGLRX
Aberdeen Realty Income & Growth Fund | Institutional Class
Prospectus:
Trading Symbol	AIGYX
Aberdeen Realty Income & Growth Fund | Class A
Prospectus:
Trading Symbol	AIAGX
Aberdeen Income Builder Fund | Class A
Prospectus:
Trading Symbol	AAADX
Aberdeen Income Builder Fund | Institutional Class
Prospectus:
Trading Symbol	AADDX
Aberdeen Ultra Short Municipal Income Fund | Class A
Prospectus:
Trading Symbol	ATOAX
Aberdeen Ultra Short Municipal Income Fund | Institutional Class
Prospectus:
Trading Symbol	ATOIX